PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 6,221	$ 2,984
Less accumulated depreciation	(1,720)	(1,148)
Total property and equipment, net	4,501	1,836
Depreciation expense	572	436
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	2,868	2,217
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	90	90
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	746	677
Construction in process
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 2,517	$ 0